INVESTMENTS - Realized Gain On Sale Of Stock (Details) - EBP Japan - JPY (¥)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
EBP, Schedule of Asset Held for Investment [Line Items]
Proceeds on sale of shares	¥ 3,592,011,406	¥ 3,692,450,006	¥ 2,262,501,794
Cost	3,522,418,823	3,549,892,766	2,233,772,464
Realized fair value gain	¥ 69,592,583	¥ 142,557,240	¥ 28,729,330